BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of borrowings [Abstract]
Schedule of Detailed Information About Borrowings

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Current	$658	$1,214
Non-current	12,128	11,955
Total	$12,786	$13,169